SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash	$ 90,156,821
Equity securities in investee companies	71,429	14,286
Derivative liability	(492,470)	(2,198,121)
Total	89,735,780	2,183,835
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	90,156,821
Equity securities in investee companies	71,429	14,286
Derivative liability
Total	90,228,250	14,286
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Equity securities in investee companies
Derivative liability
Total
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Equity securities in investee companies
Derivative liability	(492,470)	(2,198,121)
Total	$ 492,470	$ 2,198,121